Intangible Assets/Liabilities Other Than Goodwill (Table) (Details) - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015
Trade name
Acquired Finite Lived Intangible Assets [Line Items]
Acquisition Cost		$ 100,420	$ 100,420
Accumulated Amortization		(41,303)	(37,401)
Write off		0	0
Net Book Value		59,117	63,019
Port terminal operating rights
Acquired Finite Lived Intangible Assets [Line Items]
Acquisition Cost		53,152	53,152
Accumulated Amortization		(10,162)	(9,456)
Write off		0	0
Net Book Value		42,990	43,696
Customer relationships
Acquired Finite Lived Intangible Assets [Line Items]
Acquisition Cost		35,490	35,490
Accumulated Amortization		(15,971)	(14,196)
Write off		0	0
Net Book Value		19,519	21,294
Favorable lease terms
Acquired Finite Lived Intangible Assets [Line Items]
Acquisition Cost	[1]	82,485	158,179
Accumulated Amortization	[1]	(6,359)	(60,037)
Write off	[1]	(70,937)	(75,694)
Net Book Value	[1]	5,189	22,448
Total Intangible assets
Acquired Finite Lived Intangible Assets [Line Items]
Acquisition Cost		271,547	347,241
Accumulated Amortization		(73,795)	(121,090)
Write off		(70,937)	(75,694)
Net Book Value		126,815	150,457
Unfavorable lease terms
Acquired Finite Lived Intangible Assets [Line Items]
Acquisition Cost		(24,721)	(56,419)
Accumulated Amortization	[2]	0	17,195
Write off	[2]	24,721	31,698
Net Book Value		0	(7,526)
Total
Acquired Finite Lived Intangible Assets [Line Items]
Acquisition Cost		246,826	290,822
Accumulated Amortization		(73,795)	(103,895)
Write off		(46,216)	(43,996)
Net Book Value		$ 126,815	$ 142,931

[1]	As of December 31, 2016 and 2015, intangible assets associated with the favorable lease terms included an amount of $1,180 and $10,575, respectively related to purchase options for the vessels (see also Note 2(n)). During the year ended December 31, 2016, acquisition costs of $70,937 and accumulated amortization of $57,930 of favorable lease terms were written off resulting in a loss of $13,007. This write-off resulted from the early redelivery of one vessel. During the year ended December 31, 2015, acquisition costs $75,694, of fully amortized favorable lease terms were written off, as a result of early redeliveries of vessels.
[2]	As of December 31, 2016 and 2015, the intangible liability associated with the unfavorable lease terms included an amount of $0 and $(467), respectively, related to purchase options held by third parties (see also Note 2(n)). During the year ended December 31, 2016, acquisition costs of $24,721 and accumulated amortization of $17,406 of unfavorable lease terms were written off resulting in an income of $7,315. This write-off resulted from the early redelivery of one vessel. During the year ended December 31, 2015, $31,698 of acquisition cost of unfavorable lease terms were written off. During the year ended December 31, 2015, acquisition cost and accumulated amortization of $64,609, of fully amortized unfavorable lease terms were written off. These write-offs resulted from early redelivery of vessels. As of December 31, 2016 and 2015, no purchase options held by third parties have been exercised.